Non-Controlling Interests - Schedule of Non-Controlling Interests (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Non-Controlling Interests [Abstract]
Non-controlling interests	RM 400	$ 95	RM 400